Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	15,015,014
Maximum Aggregate Offering Price	$ 49,999,996.62
Carry Forward Form Type	S-3
Carry Forward File Number	333-277584
Carry Forward Initial Effective Date	Mar. 21, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,655.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR (File No. 333-293981) (the "Registration Statement"), which was filed on March 3, 2026. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering. Pursuant to 415(a)(6) under the Securities Act of 1933, as amended, the common stock offered under this prospectus supplement is comprised of 15,015,014 shares of common stock previously registered by the registrant on the registrant's shelf registration statement on Form S-3 (File No. 333-277584), originally filed on March 1, 2024, as amended on March 14, 2025 and March 17, 2025 (the "Prior Registration Statement"), which remain unsold (the "Unsold Securities"). The registrant previously paid a registration fee of $7,655.00 in connection with the registration of such Unsold Securities. Accordingly, there is no additional filing fee due in connection with the filing of this prospectus supplement.